Current Assets - Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2025
Current Assets - Cash and Cash Equivalents and Restricted Cash [Abstract]
Current assets - cash and cash equivalents and restricted cash

Note 11. Current assets - cash and cash equivalents and restricted cash

	Consolidated
	As of December 31,	As of December 31,
	2025	2024
	$	$
Cash and cash equivalents	19,003,784	8,589,282
Restricted cash	108,549	97,108
Cash at banks	19,112,333	8,686,390